Remaining Tax Loss Carry Forwards Expiration (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
US - Federal
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards subject to expiration	$ 19,424
US - Federal | 2026
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards subject to expiration	9,511
US - Federal | 2027
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards subject to expiration	9,913
Europe
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards subject to expiration	47,937
Europe | 2020
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards subject to expiration	1,872
Europe | 2021
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards subject to expiration	581
Europe | 2022
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards subject to expiration	5,253
Europe | 2023
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards subject to expiration	8,500
Europe | 2024
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards subject to expiration	1,213
Europe | 2025
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards subject to expiration	28,222
Europe | 2026
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards subject to expiration	2,263
Europe | 2028
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards subject to expiration	33
Others
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards subject to expiration	29,442
Others | 2018
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards subject to expiration	20
Others | 2019
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards subject to expiration	72
Others | 2020
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards subject to expiration	62
Others | 2021
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards subject to expiration	2,084
Others | 2022
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards subject to expiration	60
Others | 2023
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards subject to expiration	953
Others | 2024
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards subject to expiration	7,941
Others | 2025
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards subject to expiration	9,647
Others | 2026
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards subject to expiration	3,072
Others | 2027
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards subject to expiration	2,053
Others | 2028
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards subject to expiration	2,451
Others | 2034
Operating Loss Carryforwards [Line Items]
Tax loss carry forwards subject to expiration	$ 1,027